Other investments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other investments (CHF million)
Other investments	13,226	16,482
Equity method investments
Other investments (CHF million)
Other investments	2,542	3,954
Non-marketable equity securities
Other investments (CHF million)
Other investments	7,879	10,157
Real estate held for investment
Other investments (CHF million)
Other investments	783	476
Accumulated depreciation, real estate held for investment	327	321	375
Impairment charges	3
Life finance instruments
Other investments (CHF million)
Other investments	2,022	1,895